Pension And Other Postretirement Employee Benefits (OPEB) Plans (Recognized Net Periodic Pension And Benefit Costs) (Details) - USD ($) $ in Millions		2 Months Ended	3 Months Ended			6 Months Ended			7 Months Ended	12 Months Ended
		Sep. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate		4.15%			4.20%		4.39%	4.98%	5.00%
Net costs			$ 39	$ 25		$ 78		$ 51		$ 106	$ 132	$ 206
Less amounts deferred principally as property or a regulatory asset			(28)	(16)		(56)		(33)
Net amounts recognized as expense			11	9		22		18
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	[1]									4.74%	4.10%	5.00%
Expected return on plan assets										6.47%	6.14%	7.40%
Rate of compensation increase										3.94%	3.94%	3.81%
Service cost			6	6		12		12		$ 23	$ 26	$ 23
Interest cost			33	33		66		66		132	122	106
Expected return on assets			(29)	(34)		(58)		(68)		(136)	(123)	(109)
Amortization of net loss			16	10		32		20		39	69	78
Settlement charges											1	81
Net costs			26	15		52		30		58	95	179
Less amounts deferred principally as property or a regulatory asset										349	(209)	(54)
Net amounts recognized as expense										$ 407	$ (114)	$ 125
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	[1]									4.98%	4.10%	4.95%
Expected return on plan assets										7.05%	6.70%	6.80%
Service cost			2	1		4		3		$ 6	$ 6	$ 5
Interest cost			11	11		22		22		44	36	39
Expected return on assets			(3)	(3)		(6)		(6)		(12)	(11)	(12)
Amortization of net transition obligation												1
Amortization of prior service cost			(5)	(5)		(10)		(10)		(20)	(20)	(20)
Amortization of net loss			8	6		16		12		30	26	14
Net costs			$ 13	$ 10		$ 26		$ 21		48	37	27
Less amounts deferred principally as property or a regulatory asset										118	(6)	88
Net amounts recognized as expense										$ 166	$ 31	$ 115

[1]	As a result of the 2012 amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%. As